American Funds Tax-Exempt Fund of New York®
Investment portfolio
April 30, 2021
unaudited
Bonds, notes & other debt instruments 93.56% New York 90.81% State issuers 48.48%	Principal amount (000)	Value (000)
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, BAM insured, 0% 2039	$2,300	$1,477
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, 0% 2048	3,540	1,544
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 2030	300	348
Convention Center Dev. Corp., Rev. Ref. Bonds (Hotel Unit Fee Secured), Series 2015, 5.00% 2035	840	967
Dormitory Auth., FHA insured Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, 4.00% 2043	500	577
Dormitory Auth., FHA Insured Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, 4.00% 2033	400	471
Dormitory Auth., FHA Insured Mortgage Hospital Rev. Bonds (Maimonides Medical Center), Series 2020, 4.00% 2034	350	411
Dormitory Auth., Rev. Bonds (Cornell University), Series 2020-A-2, 5.00% 2030	1,000	1,351
Dormitory Auth., Rev. Bonds (Cornell University), Series 2020-A-2, 5.00% 2031	725	976
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 2033	500	547
Dormitory Auth., Rev. Bonds (Fordham University), Series 2017, 4.00% 2034	885	1,018
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2031	500	583
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2035	1,000	1,161
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	250	288
Dormitory Auth., Rev. Bonds (Langone Hospitals Obligated Group), Series 2020-A, 4.00% 2053	1,625	1,886
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2030	785	975
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2018-A, 5.00% 2031	1,080	1,336
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 2036	400	464
Dormitory Auth., Rev. Bonds (Montefiore Obligated Group), Series 2020-A, 4.00% 2050	1,250	1,409
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 2032	1,000	1,198
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 2032	1,000	1,165
Dormitory Auth., Rev. Bonds (New School), Series 2016-A, 5.00% 2035	555	660
Dormitory Auth., Rev. Bonds (Northwell Health Obligated Group), Series 2019-B-3, 5.00% 2048 (put 2026)	1,000	1,190
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2022	200	211
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2016-A, 5.00% 2033	400	476
Dormitory Auth., Rev. Bonds (NYU Hospitals Center), Series 2014, 5.00% 2034	1,000	1,112
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 2031[1]	1,000	1,170
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2032[1]	600	678
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2017, 5.00% 2035[1]	1,300	1,499
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2040[1]	1,000	1,115
Dormitory Auth., Rev. Bonds (School Dist. Rev. Bond Fncg. Program), Series 2011-A, 5.00% 2024 (preref. 2021)	475	485
Dormitory Auth., Rev. Bonds (School Dist. Rev. Bond Fncg. Program), Series 2011-A, 5.00% 2024	25	25
Dormitory Auth., Rev. Bonds (Skidmore College), Series 2011-A, 5.50% 2041	1,110	1,119
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2017-A, 5.00% 2030	750	928
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2017-A, 5.00% 2032	500	615
Dormitory Auth., Rev. Bonds (State University of New York Dormitory Facs.), Series 2019-A, 4.00% 2049	1,000	1,139
Dormitory Auth., Rev. Bonds (Touro College and University System Obligated Group), Series 2017, 5.00% 2038	500	576
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2014-E, 5.00% 2032	750	875
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2028	1,000	1,277
American Funds Tax-Exempt Fund of New York — Page 1 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 5.00% 2031	$1,000	$1,342
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2018-A, 5.25% 2037	1,000	1,283
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-A, 4.00% 2039	2,000	2,387
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2041	750	915
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-D, 4.00% 2047	2,025	2,338
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2035	1,000	1,267
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2038	1,000	1,127
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-A, 5.00% 2039	2,275	2,815
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2039	800	1,003
Dormitory Auth., State Sales Tax Rev. Bonds, Series 2018-E, 5.00% 2048	1,500	1,853
Energy Research and Dev. Auth., Pollution Control Rev. Bonds (Rochester Gas and Electric Corp. Project), Series 1997-A, AMT, 3.00% 2032 (put 2025)	1,000	1,093
Environmental Facs. Corp., Rev. Green Bonds (Revolving Funds), Series 2016-B, 4.00% 2036	1,950	2,238
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 2.875% 2044 (put 2029)[1]	1,500	1,548
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2014-R-2, AMT, 3.125% 2044 (put 2026)[1]	500	525
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2020-R-1, 2.75% 2050 (put 2025)	750	776
Housing Fin. Agcy., Affordable Housing Rev. Bonds, Series 2017-M, 3.65% 2042	750	803
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2019-D, 3.55% 2039	1,000	1,085
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[1]	350	391
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 3, 7.25% 2044[1]	375	417
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	1,500	1,537
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.70 + 0.75%) 0.831% 2033 (put 2023)[2]	1,500	1,502
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2035	1,315	1,541
Long Island Power Auth., Electric System General Rev. Bonds, Series 2018, 5.00% 2036	500	631
Long Island Power Auth., Electric System General Rev. Bonds, Series 2015-B, 5.00% 2038	750	874
Long Island Power Auth., Electric System General Rev. Bonds, Series 2017, 5.00% 2047	3,225	3,932
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2051	500	511
Metropolitan Transportation Auth., Hudson Rail Yards Trust Obligations, Series 2016-A, 5.00% 2056	750	813
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-C-1, 5.25% 2030	280	331
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-1, 5.00% 2039	305	342
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, 5.00% 2045 (put 2030)	1,000	1,291
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2016-A-2, 5.00% 2026	1,440	1,771
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.00% 2027	970	1,218
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-C-1, 5.00% 2039	1,640	2,029
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2020-D-3, 4.00% 2049	2,100	2,390
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2019-B, 5.00% 2052	1,075	1,291
Metropolitan Transportation Auth., Transportation Rev. Green Bonds, Series 2017-A-1, 5.25% 2057	750	886
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-A-2, 5.00% 2026	1,000	1,230
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2017-C-1, 4.00% 2034	1,000	1,144
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Series 2020-E, 4.00% 2045	1,000	1,143
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	405	426
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 191, AMT, 3.50% 2034	135	141
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 194, AMT, 3.50% 2035	215	225
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 206, AMT, 4.00% 2037	410	443
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 48, 2.625% 2041	520	535
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 178, 3.50% 2043	135	142
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	430	459
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 200, 3.50% 2045	155	164
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 195, 4.00% 2046	825	884
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	600	645
American Funds Tax-Exempt Fund of New York — Page 2 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 54, 4.00% 2047	$1,020	$1,105
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	410	455
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 208, 4.00% 2048	395	430
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	910	1,006
Port Auth., Consolidated Bonds, Series 212, 4.00% 2038	1,000	1,180
Port Auth., Consolidated Bonds, Series 217, 5.00% 2044	1,500	1,896
Port Auth., Consolidated Bonds, Series 205, 5.00% 2047	1,000	1,219
Port Auth., Consolidated Rev. Ref. Bonds, Series 172, AMT, 5.00% 2034	500	521
Port Auth., Consolidated Rev. Ref. Bonds, Series 186, AMT, 5.00% 2044	500	562
Power Auth., Rev. Bonds, Series 2020-A, 4.00% 2055	2,500	2,907
Power Auth., Rev. Ref. Bonds, Series 2011-A, 5.00% 2038	1,500	1,539
Thruway Auth., General Rev. Bonds, Series 2020-N, 4.00% 2047	1,500	1,741
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2039	2,835	3,284
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, 4.00% 2045	3,160	3,612
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, BAM insured, 4.00% 2050	615	708
Thruway Auth., General Rev. Indebtedness Obligations, Series 2019-B, Assured Guaranty Municipal insured, 4.00% 2053	1,015	1,164
Thruway Auth., General Rev. Indebtedness Obligations, Series 2016-A, 5.25% 2056	250	296
Transportation Dev. Corp., Fac. Rev. Bonds (New York State Thruway Service Areas Project), Series 2021, AMT, 4.00% 2046	1,000	1,144
Transportation Dev. Corp., Special Fac. Rev. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2020, AMT, 5.375% 2036	1,000	1,237
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 5.00% 2037	600	761
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-A, AMT, 4.00% 2039	750	873
Transportation Dev. Corp., Special Fac. Rev. Bonds (Terminal Four John F. Kennedy International Airport Project), Series 2020-C, 4.00% 2040	1,525	1,799
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2022	1,000	1,030
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	500	537
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2034	500	566
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	1,000	1,127
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	500	566
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 2035	1,000	1,277
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	500	564
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 5.00% 2040	750	942
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2020, AMT, 4.375% 2045	510	598
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2019-A, 5.00% 2041	600	751
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2018-A, 5.00% 2030	650	874
Triborough Bridge and Tunnel Auth., General Rev. Bonds (MTA Bridges and Tunnels), Series 2020-A, 5.00% 2054	1,250	1,577
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2026	1,500	1,822
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2014-A, 5.00% 2027	750	850
American Funds Tax-Exempt Fund of New York — Page 3 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued) State issuers (continued)	Principal amount (000)	Value (000)
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2016-A, 5.00% 2032	$1,000	$1,199
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2036	1,500	1,888
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2020-A, 4.00% 2049	1,000	1,163
Urban Dev. Corp., State Sales Tax Rev. Bonds, Series 2019-A, 4.00% 2043	1,785	2,081
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2040	750	937
Utility Debt Securitization Auth., Restructuring Bonds, Series 2017, 5.00% 2041	1,500	1,872
		142,639
City, county & other issuers 42.33%
City of Albany, Capital Resource Corp., Rev. Bonds (Empire Commons Student Housing, Inc. Ref. Project), Series 2016-A, 5.00% 2032	400	468
Town of Amherst, Dev. Corp., Fac. Rev. Bonds (Daemen College Projects), Series 2018, 5.00% 2023	540	582
Town of Amherst, Dev. Corp., Student Housing Fac. Rev. Ref. Bonds (UBF Faculty-Student Housing Corp. - Greiner and Hadley Rev. Ref. Projects at SUNY Buffalo), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2030	500	608
Town of Brookhaven, Local Dev. Corp., Rev. Bonds (Active Retirement Community Inc.), Series 2020-A, 4.00% 2055	750	799
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	500	604
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	750	914
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2034	240	264
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	1,800	2,099
County of Broome, Local Dev. Corp., Rev. Bonds (United Health Services Hospitals, Inc. Project), Series 2020, 4.00% 2050	2,000	2,252
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2023	1,700	1,861
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2024	475	539
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.25% 2035	725	836
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	1,050	1,198
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 4.00% 2022	545	559
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	1,500	1,582
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 2045[1]	300	333
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[1]	315	337
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[1]	950	1,063
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2039	1,625	1,815
Village of Dobbs Ferry, Local Dev. Corp., Rev. Bonds (Mercy College Project), Series 2014, 5.00% 2044	500	559
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 4.00% 2041	750	816
County of Dutchess, Local Dev. Corp., Rev. Bonds (Health Quest Systems, Inc. Project), Series 2016-B, 5.00% 2046	1,500	1,706
County of Dutchess, Local Dev. Corp., Rev. Bonds (Nuvance Health Issue), Series 2019-B, 5.00% 2032	905	1,144
County of Dutchess, Local Dev. Corp., Rev. Bonds (Nuvance Health Issue), Series 2019-B, 4.00% 2049	1,000	1,136
American Funds Tax-Exempt Fund of New York — Page 4 of 11

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Bonds, notes & other debt instruments (continued) New York (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
County of Dutchess, Local Dev. Corp., Rev. Ref. Bonds (Health Quest Systems, Inc. Project), Series 2014-A, 5.00% 2028	$430	$492
City of Glen Cove, Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 2055 (5.62% on 1/1/2024)[3]	500	518
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2027	800	805
Town of Hempstead, Local Dev. Corp., Rev. Bonds (Hofstra University Project), Series 2011, 5.00% 2041	800	805
Town of Hempstead, Local Dev. Corp., Rev. Ref. Bonds (Molloy College Project), Series 2017, 5.00% 2034	810	960
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2033	2,700	3,269
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2017-A, 5.00% 2035	1,000	1,203
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.25% 2047	940	943
Hudson Yards Infrastructure Corp., Rev. Bonds, Series 2012-A, 5.75% 2047	430	432
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 5.00% 2037	1,000	1,167
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2042	500	531
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2047	500	528
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2025	325	380
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2033	430	489
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Highland Hospital of Rochester Project), Series 2015, 5.00% 2034	380	432
County of Monroe, Industrial Dev. Corp., Rev. Bonds (Rochester General Hospital Project), Series 2020-A, 4.00% 2046	3,000	3,427
County of Monroe, Industrial Dev. Corp., Rev. Bonds (St. Ann’s of Greater Rochester, Inc.), Series 2019, 5.00% 2050	290	315
County of Monroe, Industrial Dev. Corp., Rev. Bonds (University of Rochester Project), Series 2017-C, 4.00% 2036	1,275	1,461
County of Nassau, G.O. General Improvement Bonds, Series 2017-A, 5.00% 2030	1,000	1,212
County of Nassau, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.00% 2035	600	608
County of Nassau, Tobacco Settlement Corp., Tobacco Settlement Asset-Backed Bonds, Series 2006-A-3, 5.125% 2046	705	718
City of New Rochelle, Local Dev. Rev. Bonds (Iona College Project), Series 2015-A, 5.00% 2045	250	276
New York City G.O. Bonds, Series 2016-A, 5.00% 2026	1,000	1,191
New York City G.O. Bonds, Series 2018-A, 5.00% 2027	1,500	1,882
New York City G.O. Bonds, Series 2016-C, 5.00% 2031	1,000	1,197
New York City G.O. Bonds, Series 2018-C, 5.00% 2032	1,720	2,139
New York City G.O. Bonds, Series 2015-C, 5.00% 2033	1,000	1,167
New York City G.O. Bonds, Series 2017-A-1, 5.00% 2034	1,000	1,209
New York City G.O. Bonds, Series 2019-D-1, 5.00% 2037	750	940
New York City G.O. Bonds, Series 2020-B-1, 4.00% 2040	1,250	1,451
New York City G.O. Bonds, Series 2021-C, 4.00% 2041	1,000	1,174
New York City Health and Hospitals Corp., Health System Bonds, Series 2020-A, 5.00% 2029	1,200	1,548
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,670	1,695
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2021-C-2, 0.70% 2060 (put 2025)	635	634
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Dev. Bonds), Series 2020-A-3, 1.125% 2060 (put 2024)	750	755
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	170	170
American Funds Tax-Exempt Fund of New York — Page 5 of 11

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Bonds, notes & other debt instruments (continued) New York (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-A-1-A, 3.80% 2037	$885	$971
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2015-H, 2.95% 2045 (put 2026)	750	812
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	500	519
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2019-E-2, 1.75% 2059 (put 2023)	1,000	1,009
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2022	515	545
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	250	261
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Queens Baseball Stadium Project), Series 2021-A, Assured Guaranty Municipal insured, 3.00% 2034	750	826
New York City Industrial Dev. Agcy., PILOT Rev. Ref. Bonds (Yankee Stadium Project), Series 2020-A, Assured Guaranty Municipal insured, 4.00% 2045	1,000	1,138
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-DD, 5.00% 2031	1,100	1,512
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-EE, 5.00% 2033	750	922
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-HH, 5.00% 2039	500	585
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2021-BB-2, 4.00% 2042	945	1,128
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2015-EE, 5.00% 2045	500	565
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2018-BB-1, 5.00% 2046	1,250	1,530
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2017-DD, 5.00% 2047	1,055	1,287
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2020-GG-1, 4.00% 2050	2,000	2,337
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Ref. Bonds, Series 2017-EE, 5.00% 2036	750	920
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2019-S-3, 5.00% 2036	1,000	1,251
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Series 2018-S-4-A, 5.00% 2037	750	935
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2019-A-1, 5.00% 2036	2,380	2,974
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-D-1, 5.00% 2036	1,000	1,309
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2020-B-1, 4.00% 2040	1,500	1,771
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2018-A-3, 4.00% 2042	2,925	3,330
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2017-F-1, 5.00% 2042	1,000	1,229
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series 2021-C-1, 4.00% 2046	1,000	1,172
New York City Trust for Cultural Resources, Rev. Ref. Bonds (Lincoln Center for the Performing Arts, Inc.), Series 2020-A, 4.00% 2035	1,000	1,193
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-B, 3.50% 2024[1]	650	677
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 2042[1]	1,500	1,571
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2027	600	669
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2028	500	556
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	700	778
American Funds Tax-Exempt Fund of New York — Page 6 of 11

unaudited
Bonds, notes & other debt instruments (continued) New York (continued) City, county & other issuers (continued)	Principal amount (000)	Value (000)
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2019-A, AMT, 5.00% 2031	$1,000	$1,261
County of Oneida, Local Dev. Corp. Rev. Bonds (Mohawk Valley Health System Project), Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2038	1,000	1,145
County of Oneida, Local Dev. Corp. Rev. Bonds (Mohawk Valley Health System Project), Series 2019-A, Assured Guaranty Municipal insured, 4.00% 2049	1,000	1,123
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2025	500	582
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,750	2,016
County of Onondaga, Trust for Cultural Resources, Rev. Bonds, Series 2019, 5.00% 2040	1,000	1,284
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	1,000	1,131
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2045	1,500	1,622
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	850	856
County of Suffolk, Econ. Dev. Corp., Rev. Bonds (Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028 (preref. 2021)	150	151
County of Suffolk, G.O. Rev. Ref. Bonds, Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2026	540	648
Suffolk Tobacco Asset Securitization Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2012-B, 5.00% 2032	750	772
County of Tompkins, Dev. Corp., Continuing Care Retirement Community Rev. Bonds (Kendal at Ithaca, Inc.), Series 2014-A, 5.00% 2044	915	986
City of Troy, Capital Resource Corp., Rev. Bonds (Rensselaer Polytechnic Institute Project), Series 2015, 5.00% 2027	800	948
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2023	600	662
City of Troy, Capital Resource Corp., Rev. Ref. Bonds (Rensselaer Polytechnic Institute Project), Series 2020-A, 5.00% 2038	1,500	1,924
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2022	1,000	1,050
TSASC, Inc., Tobacco Settlement Bonds, Series 2017-A, 5.00% 2025	750	884
County of Westchester, Health Care Corp., Rev. Bonds, Series 2011-A, 5.00% 2021 (escrowed to maturity)	100	102
County of Westchester, Health Care Corp., Rev. Bonds, Series 2010-B, 6.00% 2030	130	130
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2037	1,000	1,143
County of Westchester, Local Dev. Corp., Rev. Bonds (Purchase Housing Corp. II Project), Series 2017, 5.00% 2047	1,025	1,153
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2034	1,150	1,313
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	1,250	1,406
County of Westchester, Local Dev. Corp., Rev. Ref. Bonds (Pace University), Series 2014-A, 5.50% 2042	450	497
City of Yonkers, Econ. Dev. Corp., Educational Rev. Bonds (Lamartine/Warburton LLC - Charter School of Educational Excellence Project), Series 2019-A, 5.00% 2049	640	725
City of Yonkers, G.O. Bonds, Series 2015-B, Assured Guaranty Municipal insured, 5.00% 2024	490	563
		124,556
		267,195
Guam 1.62%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	500	537
G.O. Bonds, Series 2019, AMT, 5.00% 2031	845	945
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	500	500
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2021-A, 5.00% 2035	1,355	1,711
American Funds Tax-Exempt Fund of New York — Page 7 of 11

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Bonds, notes & other debt instruments (continued) Guam (continued)	Principal amount (000)	Value (000)
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 2022	$500	$533
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	250	270
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2014-A, 5.00% 2029	250	277
		4,773
Puerto Rico 1.13%
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	265	271
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2002-D, Assured Guaranty Municipal insured, 5.00% 2032	660	678
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	200	203
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	750	777
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	250	252
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	5,000	1,150
		3,331
Total bonds, notes & other debt instruments (cost: $258,788,000)		275,299
Short-term securities 4.86% Municipals 4.86%
Dormitory Auth., Rev. Bonds (Cornell University), Series 2019-B, 0.02% 2039[2]	11,025	11,025
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2008-BB-2, 0.03% 2035[2]	900	900
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-6, 0.02% 2048[2]	1,370	1,370
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Series 2014-AA-2, 0.02% 2050[2]	1,000	1,000
Total short-term securities (cost: $14,295,000)		14,295
Total investment securities 98.42% (cost: $273,083,000)		289,594
Other assets less liabilities 1.58%		4,656
Net assets 100.00%		$294,250
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[4] (000)	Value at 4/30/2021[5] (000)	Unrealized (depreciation) appreciation at 4/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	16	July 2021	$1,600	$1,983	$(1)
10 Year Ultra U.S. Treasury Note Futures	Short	23	June 2021	(2,300)	(3,348)	51
						$50
American Funds Tax-Exempt Fund of New York — Page 8 of 11

unaudited
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $11,324,000, which represented 3.85% of the net assets of the fund.
[2]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[3]	Step bond; coupon rate may change at a later date.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $2,400,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
American Funds Tax-Exempt Fund of New York — Page 9 of 11

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of April 30, 2021 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
State issuers	$—	$142,639	$—	$142,639
City, county & other issuers	—	124,556	—	124,556
Guam	—	4,773	—	4,773
Puerto Rico	—	3,331	—	3,331
Short-term securities	—	14,295	—	14,295
Total	$—	$289,594	$—	$289,594
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$51	$—	$—	$51
Liabilities:
Unrealized depreciation on futures contracts	(1)	—	—	(1)
Total	$50	$—	$—	$50
*	Futures contracts are not included in the investment portfolio.

Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	IAM = Interest at Maturity
Certs. of Part. = Certificates of Participation	LIBOR = London Interbank Offered Rate
Dept. = Department	LOC = Letter of Credit
Dev. = Development	Preref. = Prerefunded
Dist. = District	Redev. = Redevelopment
Econ. = Economic	Ref. = Refunding
Fac. = Facility	Rev. = Revenue
Facs. = Facilities	SIFMA = Securities Industry and Financial Markets Association
Fin. = Finance	USD/$ = U.S. dollars
American Funds Tax-Exempt Fund of New York — Page 10 of 11

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
MFGEFP3-041-0621O-S78010	American Funds Tax-Exempt Fund of New York — Page 11 of 11